Employee Benefit Plans - Additional Information (Detail)	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2015 USD ($) Employee	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013
Defined Contribution Plan Disclosure [Line Items]
Conditional age-1 for availing plan		55 years	55 years
Conditional age-2 for availing plan		65 years	65 years
Conditional years of service -1 for availing plan		10 years	10 years
Conditional years of service-2 for availing plan		5 years	5 years
Discount rate assumption				4.00%	5.00%
Minimum age of full-time employees		21 years
Fixed Income Funds
Defined Contribution Plan Disclosure [Line Items]
Targeted asset allocation percentage			40.00%
Equity Funds
Defined Contribution Plan Disclosure [Line Items]
Targeted asset allocation percentage			60.00%
Four Zero One Retirement Plan
Defined Contribution Plan Disclosure [Line Items]
Employer contribution			$ 176,000	$ 110,000
Conditional period of service for availing plan			6 months
Four Zero One Retirement Plan | First 3% of Each Participant's Contributions
Defined Contribution Plan Disclosure [Line Items]
Matching contribution to defined contribution plan			100.00%
Percentage of employee's contributions			3.00%
Four Zero One Retirement Plan | Second 3% of Each Participant's Contributions
Defined Contribution Plan Disclosure [Line Items]
Matching contribution to defined contribution plan			50.00%
Percentage of employee's contributions			3.00%
Pension Plan, Defined Benefit
Defined Contribution Plan Disclosure [Line Items]
Net loss			$ (22,000)	$ (755,000)
Discount rate assumption			4.25%	4.00%
Expected employer contribution			$ 0
Expected employer contribution		$ 0
Other Postretirement Benefit Plan, Defined Benefit
Defined Contribution Plan Disclosure [Line Items]
Net loss			$ 147,000	$ (130,000)
Discount rate assumption			4.25%	4.00%
Expected employer contribution			$ 18,000
Assumed annual rate of increase in per capita health care costs in 2016			8.00%
Assumed annual rate of increase in per capita health care costs in 2017			8.00%
Assumed annual rate of increase in per capita health care costs in 2018			6.00%
Assumed annual rate of increase in per capita health care costs in 2019			6.00%
Assumed annual rate of increase in per capita health care costs,2020 and thereafter			5.00%
Aggregate of the service and interest cost components at assumed health care cost trend rates increased by 1 percentage			$ 36
Aggregate of the service and interest cost components at assumed health care cost trend rates decreased by 1 percentage			33
Employer contribution		5,000	$ 9,000	$ 11,000
Expected employer contribution		$ 2,000
Other Pension Plan
Defined Contribution Plan Disclosure [Line Items]
Age of early retirement	55 years
Minimum employee service period	10 years
Number of employees participate | Employee	5
Total cost of voluntary early retirement plan	$ 134,000